Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Software [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	3 years
Non-compete agreements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	5 years 9 months 18 days
Non-compete agreements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	6 years
Agent resources [Member] | Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	2 years 9 months 18 days
Agent resources [Member] | Maximum [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	3 years
Brokerage license [Member]
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible assets	20 years